3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

August 22, 2014

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Equinox Funds Trust
1940 Act File No. 811-22447
1933 Act File No. 333-168569

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Equinox Funds Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust, the Equinox Aspect Core Diversified Strategy Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Class I shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Robert Enck
John M. Ford, Esq.

Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com